THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 92.9%

	Face Amount		Value
Australia — 2.7%
Scentre Group Trust 2 Callable 06/24/2030 @ $100 5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.685%, 09/24/2080		$200,000	$196,474
Callable 06/24/2026 @ $100 4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/2080		200,000	196,794

			393,268

China — 47.4%
Agile Group Holdings Callable 07/31/2024 @ $100 7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.294% ‡		200,000	202,485
Baoxin Auto Finance I Callable 04/30/2021 @ $100 5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+8.909% ‡		200,000	143,000
China Aoyuan Group Callable 09/24/2023 @ $102 6.200%, 03/24/2026		200,000	192,980
China Construction Bank 2.450%, 06/24/2030		200,000	201,217
China Great Wall International Holdings V 2.375%, 08/18/2030		200,000	195,270
China Mengniu Dairy Callable 05/17/2025 @ $100 1.875%, 06/17/2025		300,000	300,590
Chong Hing Bank Callable 07/26/2022 @ $100 3.876%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.030%, 07/26/2027		200,000	199,755
CMB International Leasing Management MTN 2.750%, 08/12/2030		200,000	194,923
CNAC HK Finbridge 1.125%, 09/22/2024	EUR	200,000	231,321
Coastal Emerald 4.300%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.445% ‡		200,000	202,600

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2020
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Contemporary Ruiding Development Callable 06/17/2025 @ $100 1.875%, 09/17/2025	$200,000	$199,546
COSL Singapore Capital Callable 03/24/2030 @ $100 2.500%, 06/24/2030	200,000	198,766
Country Garden Holdings Callable 08/06/2025 @ $102 4.800%, 08/06/2030	200,000	208,100
ENN Energy Holdings Callable 06/17/2030 @ $100 2.625%, 09/17/2030	300,000	299,913
Fantasia Holdings Group Callable 06/01/2022 @ $106 11.875%, 06/01/2023	200,000	201,505
Franshion Brilliant 4.250%, 07/23/2029	200,000	204,375
Guangzhou Metro Investment Finance BVI MTN 1.507%, 09/17/2025	400,000	394,532
JIC Zhixin 1.500%, 08/27/2025	200,000	199,967
Kaisa Group Holdings Callable 06/30/2021 @ $105 9.375%, 06/30/2024	200,000	188,000
King Talent Management Callable 12/04/2022 @ $100 5.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.521% ‡	300,000	261,240
KWG Group Holdings Callable 01/13/2024 @ $103 7.400%, 01/13/2027	200,000	196,072
Longfor Group Holdings 3.850%, 01/13/2032	200,000	208,342
Nuoxi Capital 7.500%, 01/28/2022 (A)	200,000	47,000
Shimao Group Holdings Callable 07/13/2025 @ $102 4.600%, 07/13/2030	400,000	423,918
Times China Holdings Callable 09/22/2023 @ $102 6.200%, 03/22/2026	200,000	196,750

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2020
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Tingyi Cayman Islands Holding 1.625%, 09/24/2025	$200,000	$198,337
Vigorous Champion International MTN 4.250%, 05/28/2029	200,000	221,313
Wanda Properties International 7.250%, 01/29/2024	200,000	199,000
Yongda Investment 2.250%, 06/16/2025	200,000	204,526
Yunda Holding Investment 2.250%, 08/19/2025	300,000	297,247
Zhenro Properties Group Callable 01/25/2022 @ $100 10.250%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+13.414% ‡	200,000	204,100

		6,816,690

Hong Kong — 2.1%
New World China Land 4.750%, 01/23/2027	300,000	308,011

India — 6.7%
Network i2i Callable 01/15/2025 @ $100 5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.274% ‡	200,000	200,000
UPL 4.625%, 06/16/2030	200,000	203,647
UPL Callable 02/27/2025 @ $100 5.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.865% ‡	200,000	188,040
Vedanta Holdings Mauritius II Callable 08/21/2022 @ $104 13.000%, 08/21/2023	200,000	205,967
Vedanta Resources 6.375%, 07/30/2022	200,000	161,002

		958,656

Indonesia — 13.2%
Adaro Indonesia Callable 10/31/2022 @ $102 4.250%, 10/31/2024	250,000	243,125

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2020
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Indika Energy Capital III Pte Callable 11/09/2021 @ $ 103 5.875%, 11/09/2024	$200,000	$178,600
Indonesia Asahan Aluminium Persero Callable 02/15/2030 @ $ 100 5.450%, 05/15/2030	200,000	231,211
Minejesa Capital BV 5.625%, 08/10/2037	200,000	205,772
4.625%, 08/10/2030	200,000	205,522
Pertamina Persero MTN 5.625%, 05/20/2043	200,000	231,974
Perusahaan Listrik Negara MTN 6.150%, 05/21/2048	200,000	257,354
TBLA International Pte Callable 01/24/2021 @ $ 104 7.000%, 01/24/2023	200,000	186,100
Theta Capital Pte Callable 10/31/2021 @ $ 103 6.750%, 10/31/2026	200,000	157,082

		1,896,740

Japan — 2.8%
Nissan Motor Co 4.810%, 09/17/2030	200,000	201,201
4.345%, 09/17/2027	200,000	200,349

		401,550

Macau — 3.5%
Sands China Callable 03/18/2030 @ $ 100 4.375%, 06/18/2030	200,000	210,980
Wynn Macau Callable 08/26/2023 @ $ 103 5.625%, 08/26/2028	300,000	291,000

		501,980

Philippines — 1.3%
Globe Telecom Callable 04/23/2035 @ $ 100 3.000%, 07/23/2035	200,000	190,530

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2020
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Singapore — 2.1%
BOC Aviation MTN Callable 06/17/2030 @ $100 2.625%, 09/17/2030	$300,000	$297,517

South Korea — 4.5%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR 2,000,000,000	140,575
7.250%, 12/07/2024	IDR 4,400,000,000	303,919
Korea National Oil 1.625%, 10/05/2030	200,000	197,218

		641,712

Sri Lanka — 1.0%
Sri Lanka Government International Bond 6.850%, 03/14/2024	200,000	146,000

Thailand — 5.6%
PTT Treasury Center MTN Callable 01/16/2070 @ $100 3.700%, 07/16/2070	300,000	296,852
PTTEP Treasury Center MTN 3.903%, 12/06/2059	300,000	321,887
Thaioil Treasury Center MTN 3.500%, 10/17/2049	200,000	181,724

		800,463

TOTAL CORPORATE OBLIGATIONS (Cost $13,590,119)		13,353,117

TOTAL INVESTMENTS— 92.9% (Cost $13,590,119)		$13,353,117

A list of the open futures contracts held by the Fund at September 30, 2020 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(20)	Dec-2020	$ (2,781,061)	$ (2,790,625)	$ (9,564)

			$ (2,781,061)	$ (2,790,625)	$ (9,564)

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2020
(Unaudited)

Percentages are based on Net Assets of $14,380,184.

‡	Perpetual security with no stated maturity date.
(A)	Security in default on interest payments.

EUR — Euro

IDR — Indonesian Rupiah

MTN — Medium Term Note

VAR — Variable Rate

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$13,353,117	$–	$13,353,117

Total Investments in Securities	$–	$13,353,117	$–	$13,353,117

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Depreciation	$(9,564)	$–	$–	$(9,564)

Total Other Financial Instruments	$(9,564)	$–	$–	$(9,564)

* Futures contracts are valued at the unrealized depreciation on the instruments.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

HGI-QH-001-1600